Related party transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 28	$ 91
SeaMex
Related Party Transaction [Line Items]
Seadrill ownership percentage	50.00%
Interest income	$ 1	$ 0
SeaMex | Sponsor Minimum Liquidity Shortfall
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 8